Business combinations and disposals - Acquisitions Narrative (Details) $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands				1 Months Ended	2 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Aug. 03, 2021 USD ($) shares	Jun. 18, 2021 USD ($)	Nov. 02, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 01, 2021 USD ($)	Aug. 03, 2021 CAD ($) shares	Jan. 01, 2021 USD ($)	Nov. 02, 2020 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Purchase price						$ 462,214	$ 462,214	$ 462,214
Cash paid						447,823	447,823	447,823
Equity issuance						11,387	11,387	11,387
Contingent consideration						3,004	3,004	3,004
Selling, general and administrative expenses								431,303	$ 234,972
Proceeds from loans and borrowings								300,000	110,000
Term loan facilities
Disclosure of detailed information about business combination [line items]
Proceeds from loans and borrowings		$ 300,000	$ 10,000	$ 100,000
Base
Disclosure of detailed information about business combination [line items]
Purchase price												$ 92,678
Cash paid												89,674
Equity issuance												0
Contingent consideration												$ 3,004
Revenues of acquiree since acquisition date								53,804
Acquisition costs								268	218
Base | Contingent consideration
Disclosure of detailed information about business combination [line items]
Measurement period adjustments								(4,000)
Base | Trade and other payables
Disclosure of detailed information about business combination [line items]
Measurement period adjustments								1,695
Base | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments								(3,090)
Base | Intangible assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustments								2,406
Base | Trade and other receivables
Disclosure of detailed information about business combination [line items]
Measurement period adjustments								(1,621)
Mazooma
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired	100.00%										100.00%
Purchase price	$ 54,503										$ 68,342
Cash paid	43,116										54,063
Equity issuance	$ 11,387										$ 14,278
Number of equity shares issued | shares	138,522										138,522
Contingent consideration	$ 0
Total maximum consideration, including contingent consideration and initial consideration	$ 316,531										$ 400,000
Contingent consideration performance metric term	3 years
Revenues of acquiree since acquisition date							$ 2,194
Acquisition costs								1,106
Simplex
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired										100.00%
Purchase price										$ 290,574
Cash paid										290,574
Cash paid relating to working capital and closing adjustments										40,574
Equity issuance										0
Contingent consideration										$ 0
Revenues of acquiree since acquisition date						16,547
Acquisition costs								1,038
Simplex | Deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						(1,432)
Simplex | Income tax payable
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						(689)
Simplex | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						(2,145)
Simplex | Deferred tax asset
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						24
Simplex | Long-term compensation arrangements [Member]
Disclosure of detailed information about business combination [line items]
Selling, general and administrative expenses								10,750
Paymentez
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired										100.00%
Purchase price										$ 24,459
Cash paid										24,459
Equity issuance										0
Contingent consideration										$ 0
Revenues of acquiree since acquisition date						907
Acquisition costs								$ 351
Paymentez | Technologies
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						1,671
Paymentez | Trademarks
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						222
Paymentez | Partner and merchant relationships
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						(880)
Paymentez | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						$ (1,013)
Smart2Pay
Disclosure of detailed information about business combination [line items]
Purchase price			336,665
Cash paid			81,927										€ 70,900
Equity issuance			$ 254,738
Number of equity shares issued | shares			6,711,923										6,711,923
Fair value of shares issued (in dollars per share) | $ / shares			$ 37.95
Revenues of acquiree since acquisition date					$ 9,753
Net income of acquiree since acquisition date					$ 2,029
Acquisition costs									$ 4,044